STOCK BASED COMPENSATION	12 Months Ended
Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
STOCK BASED COMPENSATION

NOTE 14 – STOCK BASED COMPENSATION

The Company has historically awarded stock options to various officers, directors, employees and consultants of the Company to purchase shares of the Company’s capital stock. During the years ended December 31, 2014 to 2018, the Company has issued several batches of stock options to acquire the equivalent of total 51,340 shares of capital stock after the adjustment for the 100-for-1 stock split in February 2018. The stock options generally vest two years after the grant date and have the contractual term of ten years. The total outstanding stock options as of January 1, 2020 was 50,405.

On November 30, 2020, the Company awarded stock options to purchase an aggregate of 870 shares of capital stock at an exercise price of JPY45,140 per share to various officers, directors and employees of the Company. The stock options vest on August 26, 2022 with the expiration date on July 31, 2030.

On July 30, 2021, the Company awarded stock options to purchase 50 shares of capital stock at an exercise price of JPY48,060 per share to a consultant of the Company. The stock options vest on July 9, 2023 with the expiration date on July 31, 2031.

On May 13, 2022, the Company entered into a consulting and services agreement (the “Consulting Agreement”) with HeartCore Enterprises, Inc. (“HeartCore”), pursuant to which it agreed to compensate HeartCore with cash consideration of US$500,000 and common share purchase warrants (the “Warrants”) in exchange for professional services to be provided by HeartCore in connection with its IPO. HeartCore may exercise the Warrants beginning on the date of IPO until ten years following completion of an IPO to purchase 2% of the fully diluted shares of the Company’s capital stock as of the date of IPO, for an exercise price per share of US$0.01, subject to adjustment as provided in the agreement. The Consulting Agreement was further amended in August and November 2022, respectively, to modify the payment terms and dates. The Warrants were also terminated upon the issuance of the stock acquisition rights.

On November 9, 2022, the Company and HeartCore entered into the 9th stock acquisition rights allotment agreement, pursuant to which the Company allotted 5,771 stock acquisition rights to HeartCore in substitution for the Warrants originally issued on May 13, 2022. The stock acquisition rights are exercisable upon a successful listing on the NASDAQ Capital Market or NYSE American and have an exercise price of US$0.01 per share and are fully vested. The number of shares underlying each stock acquisition right is calculated as the number of issued and outstanding shares of the Company’s capital stock on a fully diluted basis as of the previous day of the listing date on a stock exchange multiplied by 2% and divided by 5,771, subject to adjustment as provided in the agreement. The stock acquisition rights, subject to some conditions, are exercisable upon the effectiveness of an IPO throughout a period of ten years from the listing date.

On April 20, 2023, the Company issued the underwriter (or its designees) a warrant to purchase 131,200 ADSs (the “Representative’s Warrant”) representing 7% of the 1,875,000 ADSs sold in the IPO. The Representative’s Warrant is fully vested and exercisable upon grant with the expiration date on March 29, 2028. The exercise price of the Representative’s Warrant is US$10.00 per ADS. The stock based compensation of the Representative’s Warrant was fully charged against capital surplus.

On September 8, 2023, the Company awarded stock options to purchase 1,539 shares of capital stock at an exercise price of US$800 per share to an investor relations company. The stock options vest on each annual anniversary of May 1, 2024, in an amount equal to one-third of the applicable shares of capital stock, with the expiration date on July 31, 2028. The stock options were fully forfeited on December 31, 2023.

The following table summarizes stock options activities and related information for the years ended December 31, 2024, 2023 and 2022:

	Number of Stock Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Intrinsic Value
		(JPY)	(Years)	(JPY)
Outstanding as of January 1, 2022	51,290	8,971	2.52	1,895,197
Granted	5,771	1	10.00	-
Forfeited/cancelled	(635)	14,500	-	-
Exercised	(1,600)	8,225	-	-
Outstanding as of December 31, 2022	54,826	7,985	2.40	2,493,227
Granted	2,851	64,103	4.25	-
Forfeited/cancelled	(1,619)	113,443	-	-
Exercised	(2,780)	4,317	-	-
Outstanding as of December 31, 2023	53,278	7,975	1.34	3,179,510
Granted	-	-	-	-
Forfeited/cancelled	-	-	-	-
Exercised	(5,780)	6,229	-	-
Outstanding as of December 31, 2024	47,498	8,187	2.82	1,063,926
Vested and exercisable as of December 31, 2024	44,287	8,781	2.43	973,309

The fair value of the stock options was estimated as of the date of grant using the binomial model with the assistance of a third-party valuation appraiser. The following table summarizes significant assumptions used in the model to estimate the fair value of the stock options for the years ended December 31, 2024, 2023 and 2022:

	For the Years Ended December 31,
	2024	2023	2022
Expected volatility	-	-	51.30%
Risk-free interest rate	-	-	0.30%
Dividend yield	-	-	0%
Exercise term	-	-	10.0 years

The stock acquisition rights granted to HeartCore during the year ended December 31, 2022 contained a performance condition of exercisability upon a successful listing on the NASDAQ Capital Market or NYSE American. The Company did not recognize any stock based compensation in relation to the stock acquisition rights granted to HeartCore until the effectiveness of IPO on March 30, 2023.

On April 26, 2024, the Board of Directors of the Company approved the extension of the stock options expiration date from April 30, 2024 to April 30, 2027 for the stock options granted on May 31, 2014 and October 1, 2017, respectively. The valuation of stock options modification was estimated as of the date of modification using the binomial model with the assistance of a third-party valuation appraiser. Incremental stock based compensation in relation to the stock options modification was minimal for the year ended December 31, 2024.

For the years ended December 31, 2024, 2023 and 2022, the Company recognized stock based compensation related to the stock options of nil, JPY201,914 and JPY6,580, respectively. As of December 31, 2024, all of the outstanding stock options were vested, there was no unrecognized stock based compensation.